Cover	Oct. 05, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 05, 2026
Entity File Number	001-36860
Entity Registrant Name	IOVANCE BIOTHERAPEUTICS, INC.
Entity Central Index Key	0001425205
Entity Tax Identification Number	75-3254381
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	300 Rouse Blvd.
Entity Address, City or Town	Philadelphia
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19112
City Area Code	650
Local Phone Number	260-7120
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.000041666 per value
Trading Symbol	IOVA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false